Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	ESAB CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001877322
Amendment Flag	false